STRATEGIC INFLATION OPPORTUNITIES FUND

American Century Quantitative Equity Funds, Inc.

Prospectus Supplement

Strategic Inflation Opportunities Fund

Supplement dated August 1, 2013 ■ Prospectus dated November 1, 2012

The following replaces the Annual Fund Operating Expenses portion of the Fees and Expenses section.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Institutional	A	C	R
Management Fee	1.08%	0.88%	1.08%	1.08%	1.08%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.19%	0.99%	1.44%	2.19%	1.69%
Fee Waiver1	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver	0.99%	0.79%	1.24%	1.99%	1.49%

1	The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. The advisor expects this waiver to continue until October 31, 2014, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$101	$354	$631	$1,421
Institutional Class	$81	$291	$523	$1,190
A Class	$694	$982	$1,295	$2,179
C Class	$202	$662	$1,152	$2,500
R Class	$152	$509	$895	$1,975

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses STRATEGIC INFLATION OPPORTUNITIES FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee		1.08%	0.88%	1.08%	1.08%	1.08%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		1.19%	0.99%	1.44%	2.19%	1.69%
Fee Waiver	[1]	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver		0.99%	0.79%	1.24%	1.99%	1.49%
[1]	The advisor has agreed to waive 0.20 percentage points of the fund's management fee. The advisor expects this waiver to continue until October 31, 2014, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example STRATEGIC INFLATION OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	101	354	631	1,421
INSTITUTIONAL CLASS	81	291	523	1,190
A CLASS	694	982	1,295	2,179
C CLASS	202	662	1,152	2,500
R CLASS	152	509	895	1,975